9. COMMITMENTS AND CONTINCENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contincencies Tables
Commitment and Contingencies
Year Ending December 31,
2016	$127,032
2017	149,395
2018	139,904
$416,338